Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Dividends declared per common share	$ 0.21	$ 0.18
Preferred Stock Series A [Member]
Dividends declared	$ 0.63	$ 0.63
Preferred Stock Series D [Member]
Dividends declared	$ 0.35	$ 0.35
Retained Earnings [Member]
Dividends declared per common share	$ 0.21	$ 0.18
Retained Earnings [Member] | Preferred Stock Series A [Member]
Dividends declared	$ 0.63	$ 0.63
Retained Earnings [Member] | Preferred Stock Series D [Member]
Dividends declared	$ 0.35	$ 0.35